UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-24049

2.	Date of Notification: April 6, 2026

3.	Exact name of Investment Company as specified in registration statement: Oaktree Asset-Backed Income Fund Inc.

4.	Address of principal executive office: (number, street, city, state, zip code)

Brookfield Place, 225 Liberty Street
New York, New York 10281-1048

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Casey P. Tushaus
Casey P. Tushaus
Treasurer and Principal Financial Officer

OAKTREE ASSET-BACKED INCOME FUND INC.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

April 6, 2026

Dear Shareholder,

Thank you for your investment in Oaktree Asset-Backed Income Fund Inc.  (the “Fund”). The purpose of this Notice is to announce the quarterly repurchase offer for the Fund. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund’s current Prospectus and Statement of Additional Information.

The repurchase offer period will begin on April 6, 2026 and end on May 11, 2026. If you wish to submit your shares for repurchase and you purchased them through an investment adviser, broker or financial consultant (each, an “intermediary”), your intermediary will provide you with specific instructions.

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, on May 11, 2026 to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

Oaktree Asset-Backed Income Fund Inc.

OAKTREE ASSET-BACKED INCOME FUND INC.

REPURCHASE OFFER

1. The Offer. Oaktree Asset-Backed Income Fund Inc.  (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current Prospectus and Statement of Additional Information.

2. Net Asset Value. On March 30, 2026 the NAV of the Class I Shares (OABIX) was $10.29 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request. The current NAV may be obtained by calling 855-862-5873 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All repurchase requests must be received in proper form by 4:00 p.m., Eastern Time, on May 11, 2026 (the “Repurchase Request Deadline”). Please allow an appropriate amount of time for your repurchase request to reach the Fund.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined following the close of business on May 11, 2026 (the “Repurchase Pricing Date”). The NAV may change materially between the date this Repurchase Offer is mailed and the Repurchase Request Deadline.

5. Payment for Shares Repurchased. The Fund expects to distribute payment to shareholders within five (5) business days after the Repurchase Pricing Date and will distribute such payment no later than seven (7) calendar days after such date. The Fund may impose repurchase fees of up to 2.00% on shares accepted for repurchase that have been held for less than one year. The Fund may charge repurchase fees to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing shares, thus allocating estimated transaction costs to the shareholder whose shares are being repurchased. The Fund may modify the amount of a repurchase fee at any time. The Fund will provide advance notice to shareholders of any such modification of the repurchase fee. The Fund may also waive or reduce a repurchase fee if the Fund’s investment adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

6. Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders in the aggregate tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%), or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. If this Repurchase Offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during this Repurchase Offer. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. Some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. To the extent you remain invested in shares of the Fund, your investment will be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 11, 2026.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer in limited circumstances set forth in Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), but only with the approval of a majority of the Fund’s Directors, including a majority of the Directors who are not “interested persons” of the Fund, as defined in the 1940 Act, and only in the following limited circumstances:

The Fund may suspend or postpone a repurchase offer only:

(1) if making or effecting the repurchase offer cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

(2) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(3) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(4) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

9. Tax Consequences. You should review the tax information in the Fund’s current Prospectus and Statement of Additional Information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s administrator, the Fund’s transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, nor the Fund’s distributor is or will be obligated to insure that your investment adviser, broker, financial consultant or any other third party through which your shares may be held or registered (each, an “intermediary”) submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

None of the Fund, the Fund’s investment adviser, nor the Fund’s Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current Prospectus and Statement of Additional Information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased shares of the Fund through an intermediary, please contact them for additional information about this offer.

OAKTREE ASSET-BACKED INCOME FUND INC.

Class I (OABIX)

REPURCHASE REQUEST FORM
MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, May 11, 2026

Mail to: Oaktree Asset-Backed Income Fund Inc. c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Overnight Express Mail To: Oaktree Asset-Backed Income Fund Inc. c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave Suite 219252 Kansas City, MO 64105-1307

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

Name(s) of Registered Shareholders:

_________________________________               Account Number: ____________________________

_________________________________              Daytime Telephone Number: __________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

____ Full Tender:                 Please tender all shares in my account.

____ Partial Tender:           Please tender _________ shares from my account.

____ Dollar Amount:         Please tender enough shares to net $_____________.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED OR A DOLLAR AMOUNT TENDERED WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.
RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service (“IRS”)

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your individual retirement account (“IRA”) distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____ Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions: Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:      __________________________________________________

__________________________________________________

Authorization and Signature(s) (Please sign and date below.)

Note: This form must be signed and dated within the current repurchase offer period.

Account Owner Signature :        ___________________________________  Date: ____________

Joint Account Owner:                ___________________________________  Date: ____________

A Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 855-862-5873 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature Guarantee: (Please place signature guarantee stamp below.)
ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934. A signature guarantee may NOT be obtained through a notary public.